Document and Entity Information	May 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2021
Entity Registrant Name	JOHNSON OUTDOORS INC
Entity Incorporation, State or Country Code	WI
Entity File Number	000-16255
Entity Tax Identification Number	39-1536083
Entity Address, Address Line One	555 MAIN STREET
Entity Address, City or Town	RACINE
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403-1015
City Area Code	262
Local Phone Number	631-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000788329
Title of 12(b) Security	Class A Common Stock, $.05 par value per share
Trading Symbol	JOUT
Security Exchange Name	NASDAQ